Financial risk management - Disclosure of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities (Details) € in Thousands	12 Months Ended
	Mar. 31, 2024 EUR (€) $ / shares	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other current liabilities	€ 33,733	€ 34,851
Other current financial liabilities	13,689	19,227
Warrants
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other current financial liabilities	€ 863	11,449	€ 12,051
Public warrants
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares	€ 11.50
Less than 3 months
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	€ 13,920	565
Other non-current financial liabilities	0	0
Trade payables	163,954	110,215
Other current liabilities	37,021	20,678
Accrued liabilities	27,122	33,581
Other current financial liabilities	0	0
Total	242,017	165,039
Between 3 months and 1 year
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	41,313	81,321
Other non-current financial liabilities	0	0
Trade payables	118,045	98,891
Other current liabilities	4,674	1,279
Accrued liabilities	21,593	14,820
Other current financial liabilities	12,825	7,776
Total	198,450	204,087
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	55,233	20,761
Other non-current financial liabilities	12,529	10,293
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Other current financial liabilities	0	0
Total	67,762	31,054
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	164,568	740,837
Other non-current financial liabilities	9,589	10,646
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Other current financial liabilities	0	0
Total	174,157	751,483
Over 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	705,615	0
Other non-current financial liabilities	941	88
Trade payables	0	0
Other current liabilities	0	0
Accrued liabilities	0	0
Other current financial liabilities	0	0
Total	€ 706,556	€ 88